Promissory Notes - Related Party (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Investor [Member]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31,	December 31,
	2017	2016
Year of issuance:
2016 (due September 2016)	$-	$14,000
Accrued interest	-	2,805
Promissory notes payable – related party, net	$-	$16,805

	December 31,
	2016	2015
Year of issuance:
2015 (due December 2015 through March 2016)	$-	$200,000
2016 (due September 2016)	14,000	-
Accrued interest	2,805	3,872
Total principal and interest	16,805	203,872
Debt discount – unamortized balance	-	(54,639)
Promissory notes payable – related party, net	$16,805	$149,233